Property, Plant and Equipment, Net (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment, Net (Textual)
Depreciation expenses	$ 583,104	$ 482,925
Loss on disposal of other operating expense	62,705
Building [Member]
Property, Plant and Equipment, Net (Textual)
Impairment loss	$ 330,445